Label	Element	Value
Virtus Newfleet Multi-Sector Intermediate Bond Series
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Virtus Newfleet Multi-Sector Intermediate Bond Series
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

For purposes of this policy, indirect exposure to fixed income securities through investment in mutual funds and exchange-traded funds (ETFs) that invest in such securities will be considered to be investments by the fund in fixed income securities. Mutual funds and ETFs in which the Series invests may include affiliated funds that are also managed by the Series’ subadviser.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Virtus Newfleet Multi-Sector Intermediate Bond Series (the “Series”),
a series of Virtus Variable Insurance Trust

Supplement dated December 12, 2025 to the Summary Prospectus and the
Statutory Prospectus, each dated April 28, 2025, as supplemented

Virtus Newfleet Multi-Sector Intermediate Bond Series | Affiliated Fund and ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Affiliated Fund and ETF Risk: The Series’ subadviser may select and substitute affiliated and/or unaffiliated mutual funds and/or exchange-traded funds (ETFs), which may create a conflict of interest because the subadviser or its affiliate(s) may receive fees from affiliated funds and/or ETFs, some of which pay the subadviser or its affiliate(s) more than others.
Virtus Newfleet Multi-Sector Intermediate Bond Series | Mutual Fund and ETF Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Mutual Fund and ETF Investing Risk: The Series will be indirectly affected by factors, risks and performance specific to any other mutual fund and/or exchange-traded fund (ETF) (“underlying fund”) in which it invests. Further, the net asset value per share of each underlying fund will include the effect of any fees and expenses of the underlying fund, so the Series’ investment in such underlying funds will cause the Series to indirectly bear its proportionate share of such fees and expenses, which are reflected in the Series’ Fees and Expenses table as “Acquired Series Fees and Expenses” if they are estimated to amount to at least 0.01% of the Series’ total net assets.